Lease - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Cost	$ 5,610	$ 4,934
Short-Term Lease, Cost	340	347
Variable Lease, Cost	339	269
Lease, Cost, Total	$ 6,289	$ 5,550